The Tocqueville Fund
Schedule of Investments as of July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks - 95.4%
Automobiles & Components - 1.4%
Ford Motor Co.	400,000	$3,812,000
Banks - 1.1%
Bank of America Corp.	100,000	3,068,000
Capital Goods - 9.6%
Arconic, Inc.	175,000	4,382,000
Caterpillar, Inc.	25,000	3,291,750
Deere & Co.	20,000	3,313,000
Illinois Tool Works, Inc.	40,000	6,169,200
Parker-Hannifin Corp.	15,000	2,626,200
Raytheon Co.	10,000	1,822,900
The Boeing Co.	10,000	3,411,800
United Technologies Corp.	15,000	2,004,000
		27,020,850
Commercial & Professional Services - 1.2%
Steelcase, Inc. - Class A	200,000	3,382,000
Consumer Services - 2.2%
McDonald’s Corp.	30,000	6,321,600
Diversified Financials - 2.5%
Capital One Financial Corp.	25,000	2,310,500
The Bank of New York Mellon Corp.	100,000	4,692,000
		7,002,500
Energy - 6.2%
Exxon Mobil Corp.	100,000	7,436,000
Noble Energy, Inc.	225,000	4,968,000
Schlumberger Ltd. (a)	125,000	4,996,250
		17,400,250
Food & Staples Retailing - 2.9%
Walmart, Inc.	75,000	8,278,500
Food, Beverage & Tobacco - 3.5%
Constellation Brands, Inc. - Class A	10,000	1,968,200
The Coca-Cola Co.	150,000	7,894,500
		9,862,700
Health Care Equipment & Services - 1.6%
Abbott Laboratories	50,000	4,355,000
Household & Personal Products - 6.7%
Colgate-Palmolive Co.	100,000	7,174,000
The Procter & Gamble Co.	100,000	11,804,000
		18,978,000
Insurance - 2.7%
Aflac, Inc.	100,000	5,264,000
MetLife, Inc.	50,000	2,471,000
		7,735,000
Materials - 7.1%
BHP Group Ltd. - ADR (a)	50,000	2,746,500
Corteva, Inc.	33,333	983,323

Dow, Inc.	33,333	1,614,651
DuPont de Nemours, Inc.	33,333	2,405,309
Nutrien Ltd. (a)	40,000	2,192,400
Sonoco Products Co.	75,000	4,502,250
Vulcan Materials Co.	40,000	5,534,000
		19,978,433
Media & Entertainment - 6.9%
Alphabet, Inc. - Class A (b)	7,000	8,527,400
Facebook, Inc. - Class A (b)	20,000	3,884,600
The Walt Disney Co.	50,000	7,150,500
		19,562,500
Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
Biogen, Inc. (b)	12,500	2,972,750
Ionis Pharmaceuticals, Inc. (b)	40,000	2,634,400
Johnson & Johnson	30,000	3,906,600
Merck & Co., Inc.	100,000	8,299,000
Pfizer, Inc.	200,000	7,768,000
		25,580,750
Retailing - 3.3%
Amazon.com, Inc. (b)	5,000	9,333,900
Semiconductors & Semiconductor Equipment - 7.5%
Applied Materials, Inc.	150,000	7,405,500
Intel Corp.	150,000	7,582,500
NVIDIA Corp.	15,000	2,530,800
QUALCOMM, Inc.	50,000	3,658,000
		21,176,800
Software & Services - 7.8%
Automatic Data Processing, Inc.	50,000	8,326,000
Microsoft Corp.	100,000	13,627,000
		21,953,000
Technology Hardware & Equipment - 3.0%
Apple, Inc.	40,000	8,521,600
Bio-key International, Inc. (b)(c)(d) (Originally acquired 09/16/05, Cost $0)	1,963	–
		8,521,600
Telecommunication Services - 2.0%
Verizon Communications, Inc.	100,000	5,527,000
Transportation - 3.4%
Delta Air Lines, Inc.	100,000	6,104,000
FedEx Corp.	10,000	1,705,300
Kansas City Southern	15,000	1,856,100
		9,665,400
Utilities - 3.7%
NextEra Energy, Inc.	50,000	10,358,500
Total Common Stocks (Cost $132,063,153)		268,874,283

Preferred Stock - 0.0%
Health Care Equipment & Supplies - 0.0%
Velico Medical, Inc. (c)(d) (Originally acquired 10/13/16, Cost $0)	400,000	1,600
Total Preferred Stock (Cost $0)		1,600

Real Estate Investment Trust (REIT) - 2.3%
Real Estate - 2.3%
Weyerhaeuser Co.		250,000	6,352,500
Total Real Estate Investment Trust (Cost $4,725,263)			6,352,500

Exchange-Traded Fund (ETF) - 1.0%
Metals and Mining - 1.0%
SPDR S&P Metals & Mining ETF		100,000	2,797,000
Total Exchange-Traded Fund (Cost $1,495,845)			2,797,000

Short-Term Investment - 1.3%
Money Market Fund - 1.3%
STIT-Treasury Portfolio - Institutional Class, 2.146% (e)		3,715,197	3,715,197
Total Short-Term Investment (Cost $3,715,197)			3,715,197

Total Investments (Cost $141,999,458) - 100.0%			281,740,580
Other Assets in Excess of Liabilities - 0.0%			13,982
Total Net Assets - 100.0%			$281,754,562

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Foreign issued Security. Foreign Concentration (including ADR’s) was as follows: Australia 1.0%; Canada 0.8%; Curacao 1.8%.
(b)	Non-income producing security.
(c)	Denotes a security that is either fully or partially restricted to resale. The aggregate value of restricted securities as of July 31, 2019 was $1,600 which represented 0.0% of net assets.
(d)
Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 3 security. See Footnote 1. The aggregate value of fair value securities as of July 31, 2019 was $1,600 which represented 0.0% of net assets.

(e)	Rate listed is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

    1) Fair Valuation Measurements (Unaudited)

         The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

    • Level 1 - Quoted prices in active markets for identical securities.
    • Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    • Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

         When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

         Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

         Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees.  These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

         Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

         For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

         In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

         The following is a summary of the inputs used, as of July 31, 2019, involving the Funds’ assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund*
Assets
Common Stocks	$268,874,283	$-	$-	$268,874,283

Preferred Stock	-	-	1,600	1,600
Real Estate Investment Trust (REIT)	6,352,500	-	-	6,352,500
Exchange-Traded Fund (ETF)	2,797,000	-	-	2,797,000

Money Market Fund	3,715,197	-	-	3,715,197

Total Assets	$281,738,980	$-	$1,600	$281,740,580

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

The Tocqueville Fund
Beginning Balance - November 1, 2018	$1,600
Purchases	-
Sales	-
Realized gains	-
Realized losses	-
Change in unrealized appreciation	-
Transfers in/(out) of Level 3	-
Ending Balance - July 31, 2019	$1,600

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of July 31, 2019.

Fund	Type of Security	Industry	Fair Value at 7/31/2019	Valuation Techniques	Unobservable Inputs	Range

The Tocqueville Fund	Preferred Stock	Health Care Equipment & Supplies	$ 1,600	Latest company valuation	Financing prices	$0.004

     The significant unobservable input used in the fair value measurement of the Tocqueville Fund’s preferred stock is the most recent financing price of the portfolio company, which approximates the company’s value in the market place.

     Significant changes in the company’s ability to receive financing for new projects in the future would be an indication of the company’s financial position and market value.

      The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.

The Tocqueville Opportunity Fund
Schedule of Investments as of July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks - 100.0%
Automobiles & Components - 0.0%
Delphi Technologies PLC (a)	1	$19
Capital Goods - 10.8%
Allison Transmission Holdings, Inc.	500	22,975
AMETEK, Inc.	6,000	537,660
AO Smith Corp.	2,000	90,900
Armstrong World Industries, Inc.	1,500	146,565
Cummins, Inc.	1,400	229,600
Emerson Electric Co.	500	32,440
Fastenal Co.	9,500	292,600
Fortive Corp.	2,500	190,125
Gardner Denver Holdings, Inc. (b)	8,000	263,760
Graco, Inc.	5,000	240,400
HD Supply Holdings, Inc. (b)	4,000	162,040
HEICO Corp.	3,843	525,530
Hexcel Corp.	2,500	204,400
Honeywell International, Inc.	4,000	689,840
Hubbell, Inc.	2,500	324,700
Huntington Ingalls Industries, Inc.	1,000	228,300
IDEX Corp.	2,500	420,550
Ingersoll-Rand PLC (a)	8,000	989,280
L3Harris Technologies, Inc.	4,500	934,200
Lennox International, Inc.	1,300	333,424
Lincoln Electric Holdings, Inc.	2,000	169,040
Masco Corp.	3,500	142,695
Nordson Corp.	2,000	283,320
Parker-Hannifin Corp.	700	122,556
PGT Innovations, Inc. (b)	1,000	16,120
RBC Bearings, Inc. (b)	500	81,345
Rockwell Automation, Inc.	3,500	562,730
Sensata Technologies Holding PLC (a)(b)	2,500	118,575
SiteOne Landscape Supply, Inc. (b)	2,000	147,740
Spirit AeroSystems Holdings, Inc. - Class A	1,500	115,260
The Middleby Corp. (b)	2,000	268,760
The Toro Co.	1,000	72,820
TransDigm Group, Inc. (b)	1,800	873,792
United Rentals, Inc. (b)	2,500	316,375
Wabtec Corp.	500	38,840
Watsco, Inc.	1,500	243,930
Welbilt, Inc. (b)	7,500	123,150
Woodward, Inc.	3,500	392,140
Xylem, Inc.	3,000	240,870
		11,189,347
Commercial & Professional Services - 4.7%
Cintas Corp.	3,000	781,320
Copart, Inc. (b)	7,000	542,710
CoStar Group, Inc. (b)	1,750	1,076,950
Equifax, Inc.	2,500	347,725
IHS Markit Ltd. (a)(b)	8,000	515,360
Robert Half International, Inc.	3,000	181,230
TransUnion	8,500	703,715
Verisk Analytics, Inc.	5,000	758,600
		4,907,610

Consumer Durables & Apparel - 1.7%
Leggett & Platt, Inc.	500	19,985
Lululemon Athletica, Inc. (b)	7,000	1,337,630
NIKE, Inc. - Class B	500	43,015
Roku, Inc. (b)	4,000	413,320
		1,813,950
Consumer Services - 1.2%
Bright Horizons Family Solutions, Inc. (b)	1,000	152,070
Domino’s Pizza, Inc.	300	73,359
Hilton Worldwide Holdings, Inc.	3,000	289,650
Planet Fitness, Inc. - Class A (b)	6,500	511,290
Restaurant Brands International LP	37	2,733
Vail Resorts, Inc.	1,000	246,520
		1,275,622
Diversified Financials - 2.2%
Cboe Global Markets, Inc.	1,500	163,965
CME Group, Inc.	900	174,978
FactSet Research Systems, Inc.	1,000	277,300
MarketAxess Holdings, Inc.	1,000	337,040
MSCI, Inc.	2,000	454,480
S&P Global, Inc.	3,500	857,325
SEI Investments Co.	500	29,795
		2,294,883
Food, Beverage & Tobacco - 0.1%
Constellation Brands, Inc. - Class A	500	98,410
Health Care Equipment & Services - 6.4%
ABIOMED, Inc. (b)	1,000	278,560
Align Technology, Inc. (b)	2,000	418,160
Boston Scientific Corp. (b)	1,000	42,460
Cerner Corp.	4,500	322,425
DexCom, Inc. (b)	5,500	862,785
Glaukos Corp. (b)	4,000	326,720
IDEXX Laboratories, Inc. (b)	3,500	987,175
Inogen, Inc. (b)	200	12,300
Insulet Corp. (b)	6,000	737,640
Intuitive Surgical, Inc. (b)	500	259,755
iRhythm Technologies, Inc. (b)	6,000	498,840
STAAR Surgical Co. (b)	1,000	29,310
Veeva Systems, Inc. - Class A (b)	9,000	1,493,100
WellCare Health Plans, Inc. (b)	1,300	373,425
		6,642,655
Materials - 1.6%
Eagle Materials, Inc.	1,000	82,780
Ingevity Corp. (b)	500	49,270
Martin Marietta Materials, Inc.	1,500	371,625
Summit Materials, Inc. - Class A (b)	5,000	92,200
The Sherwin-Williams Co.	750	384,780
Vulcan Materials Co.	5,000	691,750
Worthington Industries, Inc.	500	20,110
		1,692,515
Media & Entertainment - 2.1%
Discovery, Inc. - Class A (b)	500	15,155
IAC/InterActiveCorp (b)	1,500	358,575
Live Nation Entertainment, Inc. (b)	4,000	288,240
Match Group, Inc.	2,500	188,225
Spotify Technology SA (a)(b)	1,500	232,410
Twitter, Inc. (b)	25,500	1,078,905
		2,161,510

Pharmaceuticals, Biotechnology & Life Sciences - 12.5%
ACADIA Pharmaceuticals, Inc. (b)	8,000	196,640
Acceleron Pharma, Inc. (b)	2,000	87,320
Agios Pharmaceuticals, Inc. (b)	3,000	144,330
Amarin Corp. PLC - ADR (a)(b)	25,000	464,750
Atara Biotherapeutics, Inc. (b)	3,500	49,945
Audentes Therapeutics, Inc. (b)	3,500	136,220
Bluebird Bio, Inc. (b)	1,500	196,845
Blueprint Medicines Corp. (b)	5,000	500,750
Cellectis SA - ADR (a)(b)	2,500	36,375
CRISPR Therapeutics AG (a)(b)	500	25,345
Editas Medicine, Inc. (b)	500	12,625
Galapagos NV (a)(b)	5,500	961,376
Genfit (a)(b)	500	8,917
Genmab A/S (a)(b)	3,000	556,791
Global Blood Therapeutics, Inc. (b)	1,500	82,200
GW Pharmaceuticals PLC - ADR (a)(b)	2,700	438,210
Hua Medicine (a)(b)	22,000	19,672
Immunomedics, Inc. (b)	22,000	324,500
Intellia Therapeutics, Inc. (b)	5,000	90,500
Iovance Biotherapeutics, Inc. (b)	87,500	2,151,625
Madrigal Pharmaceuticals, Inc. (b)	500	43,645
Mettler-Toledo International, Inc. (b)	400	302,700
NeoGenomics, Inc. (b)	10,000	243,700
Neurocrine Biosciences, Inc. (b)	6,000	578,340
Pacira BioSciences, Inc. (b)	3,000	131,670
Reata Pharmaceuticals, Inc. - Class A (b)	4,000	362,600
REGENXBIO, Inc. (b)	9,000	399,690
Sage Therapeutics, Inc. (b)	16,500	2,645,610
Sarepta Therapeutics, Inc. (b)	6,800	1,012,180
Seattle Genetics, Inc. (b)	2,500	189,275
Viking Therapeutics, Inc. (b)	20,000	153,800
Voyager Therapeutics, Inc. (b)	12,000	264,120
Xencor, Inc. (b)	2,500	110,050
Zogenix, Inc. (b)	2,500	120,425
		13,042,741
Retailing - 4.3%
Amazon.com, Inc. (b)	1,025	1,913,449
Chewy, Inc. - Class A (b)	5,000	167,800
Etsy, Inc. (b)	5,000	335,100
Expedia Group, Inc.	1,500	199,110
Five Below, Inc. (b)	1,500	176,190
Pool Corp.	1,500	284,055
The Home Depot, Inc.	4,000	854,760
Ulta Beauty, Inc. (b)	750	261,938
Wayfair, Inc. - Class A (b)	1,800	236,088
		4,428,490
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (b)	35,000	1,065,750
ams AG (a)(b)	4,000	211,071
Marvell Technology Group Ltd. (a)	13,000	341,380
Micron Technology, Inc. (b)	500	22,445
Xilinx, Inc.	10,000	1,142,100
		2,782,746
Software & Services - 49.2%
Adobe, Inc. (b)	4,500	1,344,870
ANSYS, Inc. (b)	1,500	304,680
Appian Corp. (b)	2,000	78,580

Aspen Technology, Inc. (b)	2,000	263,740
Atlassian Corp. PLC - Class A (a)(b)	3,500	490,420
Cadence Design Systems, Inc. (b)	5,000	369,550
Coupa Software, Inc. (b)	15,500	2,103,505
DocuSign, Inc. (b)	2,000	103,440
Dropbox, Inc. - Class A (b)	500	11,780
EPAM Systems, Inc. (b)	1,000	193,790
Euronet Worldwide, Inc. (b)	2,500	389,775
Fair Isaac Corp. (b)	1,500	521,130
Fidelity National Information Services, Inc.	10,786	1,437,248
Fiserv, Inc. (b)	19,575	2,063,792
FleetCor Technologies, Inc. (b)	2,500	710,425
Fortinet, Inc. (b)	4,500	361,395
Gartner, Inc. (b)	1,000	139,330
Global Payments, Inc.	3,500	587,720
GoDaddy, Inc. - Class A (b)	6,000	440,280
Guidewire Software, Inc. (b)	2,500	255,200
Mastercard, Inc. - Class A	2,000	544,540
MongoDB, Inc. (b)	2,500	358,050
New Relic, Inc. (b)	23,000	2,142,910
Nutanix, Inc. - Class A (b)	5,000	113,500
Okta, Inc. (b)	21,000	2,747,430
Palo Alto Networks, Inc. (b)	3,500	792,890
Paycom Software, Inc. (b)	10,500	2,527,875
Paylocity Holding Corp. (b)	17,500	1,786,575
PayPal Holdings, Inc. (b)	18,000	1,987,200
Pegasystems, Inc.	500	37,800
Proofpoint, Inc. (b)	2,000	252,400
PTC, Inc. (b)	500	33,890
RealPage, Inc. (b)	500	31,240
ServiceNow, Inc. (b)	17,000	4,715,630
Shopify, Inc. - Class A (a)(b)	19,000	6,039,720
Splunk, Inc. (b)	9,000	1,217,790
Square, Inc. - Class A (b)	11,500	924,715
SS&C Technologies Holdings, Inc.	2,000	95,900
Tableau Software, Inc. - Class A (b)	1,500	254,295
Talend SA - ADR (a)(b)	1,000	32,810
The Trade Desk, Inc. - Class A (b)	2,000	526,620
Total System Services, Inc.	13,000	1,764,360
Twilio, Inc. - Class A (b)	17,000	2,364,870
Tyler Technologies, Inc. (b)	1,000	233,350
Upland Software, Inc. (b)	3,000	131,970
WEX, Inc. (b)	2,500	545,175
Wix.com Ltd. (a)(b)	3,500	519,820
Workday, Inc. - Class A (b)	19,500	3,899,610
Zendesk, Inc. (b)	16,000	1,336,960
Zscaler, Inc. (b)	13,000	1,095,510
		51,226,055
Technology Hardware & Equipment - 0.2%
II-VI, Inc. (b)	500	19,850
Lumentum Holdings, Inc. (b)	3,500	198,205
Viavi Solutions, Inc. (b)	1,000	14,670
		232,725
Transportation - 0.3%
Knight-Swift Transportation Holdings, Inc.	500	17,920
Lyft, Inc. - Class A (b)	2,000	121,740
Uber Technologies, Inc. (b)	3,500	147,490
		287,150
Total Common Stocks (Cost $66,168,214)		104,076,428

	Real Estate Investment Trust (REIT) - 0.0%
	Real Estate - 0.0%
	Equinix, Inc.	1		502
	Total Real Estate Investment Trust (Cost $297)			502

			Notional
	Purchased Call Options - 0.1%	Contracts	Amount
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
	Intra-Cellular Therapies, Inc.
	Expiration: August 2019, Exercise Price $15.00 (b)	250	$375,000	1,250
	Semiconductors & Semiconductor Equipment - 0.0%
	NVIDIA Corp.
	Expiration: August 2019, Exercise Price $180.00 (b)	150	2,700,000	42,150
	Software & Services - 0.1%
	Alphabet, Inc.
	Expiration: August 2019, Exercise Price $1,240.00 (b)	40	580,000	41,600
	Twilio, Inc.
	Expiration: August 2019, Exercise Price $145.00 (b)	100	1,450,000	35,300
				76,900
	Total Purchased Call Options (Cost $193,453)			120,300

	Short-Term Investment - 0.1%	Shares
	Money Market Fund - 0.1%
	STIT-Treasury Portfolio - Institutional Class, 2.146% (c)	152,038		152,038
	Total Short-Term Investment (Cost $152,038)			152,038

	Total Investments (Cost $66,514,002) - 100.2%			104,349,268
	Liabilities in Excess of Other Assets - (0.2)%			(240,315)
	Total Net Assets - 100.0%			$104,108,953

	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)
Foreign issued Security.  Foreign Concentration (including ADR’s) was as follows: Austria 0.2%; Belgium 0.9%; Bermuda 0.8%; Canada 5.8%; Cayman Islands 0.0%; Denmark 0.5%; France 0.1%; Ireland 1.0%; Israel 0.5%; Jersey 0.0%; Luxembourg 0.2%; Switzerland 0.0%; United Kingdom 1.5%

(b)	Non-income producing security.
(c)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees.  These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of July 31, 2019, involving the Funds’ assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description

The Tocqueville Opportunity Fund*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$104,076,428	$-	$-	$104,076,428

Real Estate Investment Trust (REIT)	502	-	-	502

Purchased Call Options	120,300	-	-	120,300

Money Market Fund	152,038	-	-	152,038

Total Assets	$104,349,268	$-	$-	$104,349,268

*    For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.

      The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.

The Tocqueville Gold Fund
Schedule of Investments as of July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks - 84.5%
Gold Related Securities - 74.0%
Australia - 6.6%
Evolution Mining Ltd.	5,193,374	$17,828,461
Newcrest Mining Ltd.	654,300	15,920,013
Northern Star Resources Ltd.	3,187,500	28,358,812
West African Resources Ltd. (a)	27,400,000	6,745,492
		68,852,778
Canada - 59.6%
Agnico Eagle Mines Ltd.	63,200	3,300,936
Agnico Eagle Mines Ltd. (b)	501,485	26,198,963
Alamos Gold, Inc. - Class A	3,545,800	23,224,990
Almaden Minerals Ltd. - Class B (a)(c)	5,600,619	4,031,359
Argonaut Gold, Inc. (a)(c)	2,837,000	4,965,502
ATAC Resources Ltd. (a)(c)	9,784,891	1,927,619
B2Gold Corp. (a)	8,730,700	27,763,626
Barkerville Gold Mines Ltd. (a)	7,110,000	1,993,256
Barkerville Gold Mines Ltd. (a)(d)(e) (Originally acquired 03/29/2019, Cost 4,579,639)	17,000,000	4,765,874
Corvus Gold, Inc. (a)(c)	3,226,901	5,229,193
Corvus Gold, Inc. (a)(b)(c)	17,279,330	28,279,551
Detour Gold Corp. (a)	4,591,140	70,129,855
East Asia Minerals Corp. (a)(c)	13,290,993	654,580
Falco Resources Ltd. (a)(c)	16,222,300	2,827,042
Franco-Nevada Corp. (a)	539,900	46,921,147
Gold Standard Ventures Corp. (a)	7,011,700	7,172,144
IAMGOLD Corp. (a)	5,059,000	18,364,170
International Tower Hill Mines Ltd. (a)(c)	5,738,836	3,442,154
International Tower Hill Mines Ltd. (a)(b)(c)	20,331,298	12,323,866
Jaguar Mining, Inc. (a)(c)	64,330,707	8,529,985
Jaguar Mining, Inc. (a)(c)	77,179,388	10,028,992
Kinross Gold Corp. (a)	3,152,167	12,671,711
Kirkland Lake Gold Ltd.	246,800	10,190,372
Maverix Metals, Inc. (a)	2,700,000	13,256,554
Novagold Resources, Inc. (a)	2,726,300	16,821,271
NuLegacy Gold Corp. (a)(c)	28,556,090	1,298,201
OceanaGold Corp.	4,431,459	11,920,625
OceanaGold Corp. (b)	2,404,400	6,522,013
Osisko Gold Royalties Ltd.	24,340	287,212
Osisko Gold Royalties Ltd. (b)	2,014,400	23,764,364
Osisko Mining, Inc. (a)	7,704,239	19,905,633
Pan American Silver Corp.	2,394,798	36,376,982
Premier Gold Mines Ltd. (a)(c)	8,630,160	14,516,559
Rockhaven Resources Ltd. (a)	4,631,500	386,017
SEMAFO, Inc. (a)(c)	10,563,000	42,466,429
Strategic Metals Ltd. (a)(c)	10,113,400	2,911,875
Torex Gold Resources, Inc. (a)(c)	2,093,400	26,964,540
Trifecta Gold Ltd. (a)(c)	2,325,199	70,471
Wesdome Gold Mines Ltd. (a)	2,482,700	12,641,115
Wheaton Precious Metals Corp.	1,602,375	41,854,035
Yamana Gold, Inc.	3,304,000	9,746,800
		616,647,583

Peru - 1.1%
Cia de Minas Buenaventura SAA - ADR	735,100	11,202,924
South Africa - 2.7%
AngloGold Ashanti Ltd. - ADR	1,612,800	27,514,368
United Kingdom - 0.4%
Fresnillo PLC	517,100	3,779,364
United States - 3.6%
Contango ORE, Inc. (a)	263,200	4,013,800
Electrum Ltd. (a)(d)(e) (Originally acquired 12/21/07, Cost $13,065,361)	2,127,287	42,546
Newmont Goldcorp Corp.	336,800	12,299,936
Royal Gold, Inc.	181,200	20,738,340
		37,094,622
Total Gold Related Securities		765,091,639

Other Precious Metals Related Securities - 9.8%
Canada - 8.5%
Bear Creek Mining Corp. (a)(c)	7,413,200	13,031,235
Ivanhoe Mines Ltd. - Class A (a)	7,882,379	24,725,753
MAG Silver Corp. (a)(c)	2,985,600	33,199,872
MAG Silver Corp. (a)(c)	1,432,665	16,000,517
Nickel Creek Platinum Ltd. (a)(c)	14,037,494	531,804
		87,489,181
United States - 1.3%
Sunshine Mining & Refining (a)(d)(e) (Originally acquired 03/15/11, Cost $21,353,108)	2,300,212	13,801,272
Total Other Precious Metals Related Securities		101,290,453

Other Securities - 0.7%
United States - 0.7%
Gold Bullion International LLC (a)(c)(d)(e) (Originally acquired 05/12/10, Cost $5,000,000)	5,000,000	6,893,000
I-Pulse, Inc. (a)(d)(e) (Originally acquired 10/09/07, Cost $175,524)	74,532	804,946
Total Other Securities		7,697,946
Total Common Stocks (Cost $908,022,560)		874,080,038

Private Fund - 1.8%
Gold Related Security - 1.8%
Tocqueville Bullion Reserve LP (a)(c)(d)(e) (Originally acquired 11/28/11, Cost $25,000,000)	13,806	18,778,738
Total Private Fund (Cost $25,000,000)		18,778,738
	Ounces
Gold Bullion - 13.4%
Gold Bullion (a)	97,849	138,349,114
Total Gold Bullion (Cost $44,489,086)		138,349,114

Warrants - 0.2%	Shares
Gold Related Securities - 0.2%
Canada - 0.2%
Almaden Minerals Ltd.
Expiration: 08/08/2019, Exercise Price: CAD $2.00 (a)(c)(d)(e) (Originally acquired 02/03/17, Cost $0)	79,585	–
East Asia Minerals Corp.
Expiration: 03/10/2020, Exercise Price: CAD $0.15 (a)(c)(d)(e) (Originally acquired 03/04/15, Cost $0)	4,617,560	181,581
East Asia Minerals Corp.
Expiration: 03/08/2022, Exercise Price: CAD $0.50 (a)(c)(d)(e) (Originally acquired 03/03/17, Cost $0)	3,321,250	163,571
East Asia Minerals Corp.
Expiration: 12/05/2019, Exercise Price: CAD $0.50 (a)(c)(d)(e) (Originally acquired 12/05/14, Cost $0)	976,493	–

Maverix Metals, Inc.
Expiration: 12/23/2021, Exercise Price: CAD $2.41 (a)(d)(e) (Originally acquired 05/09/19, Cost $0)		437,500	1,287,605
Osisko Gold Royalties Ltd.
Expiration: 02/18/2022, Exercise Price: CAD $36.50 (a)		274,000	124,564
Total Gold Related Securities			1,757,321
Other Precious Metals Related Securities - 0.0%
Canada - 0.0%
Nickel Creek Platinum Ltd.
Expiration: 08/08/2022, Exercise Price: CAD $0.35 (a)(c)(d)(e) (Originally acquired 08/04/17, Cost $0)		6,189,601	31,422
Nickel Creek Platinum Ltd.
Expiration: 07/01/2024, Exercise Price: CAD $0.08 (a)(c)(d)(e) (Originally acquired 07/01/19, Cost $0)		1,658,293	49,003
Total Other Precious Metals Related Securities			80,425
Total Warrants (Cost $1)			1,837,746

Short-Term Investment - 0.1%
Money Market Fund - 0.1%
STIT - Treasury Portfolio - Institutional Class, 2.146% (f)		1,575,243	1,575,243
Total Short-Term Investment (Cost $1,575,243)			1,575,243

Total Investments (Cost $979,086,890) - 100.0%			1,034,620,879
Liabilities in Excess of Other Assets - 0.0%			(410,900)
Total Net Assets - 100.0%			$1,034,209,979

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(c)	Affiliated company. See Footnote 2.
(d)	Denotes a security that is either fully or partially restricted to resale. The value of restricted securities as of July 31, 2019 was $46,799,558, which represented 4.5% of net assets.
(e)
Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed either a Level 2 or 3 security. See Footnote 2. The aggregate value of fair valued securities as of July 31, 2019 was $46,799,558, which represented 4.5% of net assets.

(f)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees.  These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of July 31, 2019, involving the Funds’ assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description

The Tocqueville Gold Fund*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$750,254,226	$14,794,867	$42,546	$765,091,639
Other Precious Metals Related	87,489,181	-	13,801,272	101,290,453
Other	-	-	7,697,946	7,697,946
Total Common Stocks	837,743,407	14,794,867	21,541,764	874,080,038
				-
Private Fund ^	-	-	18,778,738	18,778,738
				-
Gold Bullion	-	138,349,114	-	138,349,114

Warrants
Gold Related	124,564	1,632,757	-	1,757,321
Other Precious Metals Related	-	80,425	-	80,425
Total Warrants	124,564	1,713,182	-	1,837,746

Money Market Fund	1,575,243	-	-	1,575,243

Total Assets	$839,443,214	$154,857,163	$40,320,502	$1,034,620,879

*    For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.
^    The Gold Fund currently invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions. This private fund investment can only be disposed of with notice given 24 hours in advance of redemption. Due to the elapsed time, the investment of the Gold Fund is not subject to any redemption fees going forward.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

The Tocqueville Gold Fund
Beginning Balance - November 1, 2018	$34,104,458
Purchases	-
Sales	-
Realized gains	-
Realized losses	-
Change in unrealized appreciation	6,216,044
Transfers in/(out) of Level 3	-
Ending Balance - July 31, 2019	$40,320,502

As of July 31, 2019 the change in unrealized appreciation on positions still held for securities that were considered Level 3 was $6,216,044.

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of July 31, 2019.

Fund	Type of Security	Industry	Fair Value at 7/31/2019	Valuation Techniques	Unobservable Inputs	Range

The Tocqueville Gold Fund	Common Stock	Gold Related	$ 42,546	Latest company valuation	Financing prices	$0.02-$0.05

		Other Precious Metals Related	$ 13,801,272	Latest company financing price	Financing prices	$4.50-$6.00

		Other	$ 7,697,946	Latest company financing price	Financing prices	$1.38-$10.80
	Private Fund	Gold Related	$ 18,778,738	Latest price change of comparable proxy investment	Adviser deemed comparable proxy investment	$1,153.57- $1,373.94

The significant unobservable inputs used in the fair value measurement of the Gold Fund’s common stocks are the most recent financing prices of the portfolio company, which approximate the companies’ value in the market place.  The significant unobservable inputs used for the private fund is the latest price change of an Adviser deemed comparable proxy investment.

     Significant changes in the companies’ ability to receive financing for new projects in the future would be an indication of the companies’ financial position and market value.  Significant changes in the latest price change of the comparable proxy investment or a change in the adviser deemed comparable proxy investment could impact the value of the security.

      The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.

2) Transactions with Affiliates (Unaudited)*

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2018 through July 31, 2019.  As defined in Section (2)(a)(3) of the Investment Company Act  of 1940; such issues are:

	November 1, 2018		Additions		Reductions		July 31, 2019	Dividend	Realized	Change in Gross Unrealized	July 31, 2019
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Income	Gain/(Loss)	Appreciation/(Depreciation)	Value	Cost

The Tocqueville Gold Fund

Almaden Minerals Ltd. - Class B	5,607,319	$ 4,657,349	-	$ -	(6,700)	$ (7,992)	5,600,619	$ -	$ (2,536)	$ 1,185,537	$ 4,031,359	$ 4,649,357
Almaden Minerals Ltd. Warrant	740,741	-	-	-	(740,741)	-	-	-	-	-	-	-
Almaden Minerals Ltd. Warrant	79,585	-	-	-	-	-	79,585	-	-	(1,143)	-	-
Argonaut Gold, Inc.	2,837,000	12,710,613	-	-	-	-	2,837,000	-	-	883,515	4,965,502	12,710,613
ATAC Resources Ltd.	9,784,891	31,231,836	-	-	-	-	9,784,891	-	-	2,185,503	1,927,619	31,231,836
Bear Creek Mining Corp.	7,413,200	28,761,181	-	-	-	-	7,413,200	-	-	5,823,292	13,031,235	28,761,181
Corvus Gold, Inc.	3,226,901	2,212,904	-	-	-	-	3,226,901	-	-	(1,150,390)	5,229,193	2,212,904
Corvus Gold, Inc.	15,317,930	12,975,684	1,961,400	2,564,588	-	-	17,279,330	-	-	(4,189,005)	28,279,551	15,540,272
East Asia Minerals Corp.	13,290,993	22,796,021	-	-	-	22	13,290,993	-	(22)	(203,565)	654,580	22,796,043
East Asia Minerals Corp. Warrant	976,493	-	-	-	-	-	976,493	-	-	-	-	-
East Asia Minerals Corp. Warrant	3,321,250	-	-	-	-	-	3,321,250	-	-	(50,874)	163,571	-
East Asia Minerals Corp. Warrant	4,617,560	-	-	-	-	-	4,617,560	-	-	(110,249)	181,581	-
Falco Resources Ltd.	16,222,300	11,973,054	-	-	-	-	16,222,300	-	-	(1,177,856)	2,827,042	11,973,054
Gold Bullion International LLC	5,000,000	5,000,000	-	-	-	-	5,000,000	-	-	-	6,893,000	5,000,000
International Tower Hill Mines Ltd.	5,738,836	20,953,121	-	-	-	-	5,738,836	-	-	716,207	3,442,154	20,953,121
International Tower Hill Mines Ltd.	20,331,298	44,453,358	-	-	-	-	20,331,298	-	-	3,057,446	12,323,866	44,453,358
Jaguar Mining, Inc.	64,330,707	8,127,887	77,179,388	5,007,058	-	-	141,510,095	-	-	3,534,224	18,558,977	13,134,945
MAG Silver Corp.	2,661,600	29,536,706	536,000	5,378,846	(212,000)	(2,237,978)	2,985,600	-	(756,848)	11,028,564	33,199,872	32,677,574
MAG Silver Corp.	1,432,665	15,000,003	-	-	-	-	1,432,665	-	-	5,705,397	16,000,517	15,000,003
Nickel Creek Platinum	12,379,201	2,544,342	1,658,293	51,762	-	-	14,037,494	-	-	(601,358)	531,804	2,596,104
Nickel Creek Platinum Warrant	6,189,601	-	-	-	-	-	6,189,601	-	-	(161,820)	31,422	-
Nickel Creek Platinum Warrant	-	-	1,658,293	-	-	-	1,658,293	-	-	49,002	49,003	-
NuLegacy Gold Corp.	28,556,090	6,158,205	-	-	-	-	28,556,090	-	-	(2,389,395)	1,298,201	6,158,205
Premier Gold Mines Ltd.	8,630,160	15,782,521	-	-	-	-	8,630,160	-	-	3,240,875	14,516,559	15,782,521
SEMAFO, Inc.	11,300,000	43,116,829	-	-	(737,000)	(1,082,606)	10,563,000	-	393,058	18,915,035	42,466,429	42,034,223
Strategic Metals Ltd.	10,113,400	14,557,309	-	-	-	-	10,113,400	-	-	261,472	2,911,875	14,557,309
Tocqueville Bullion Reserve LP - Class G (a)	13,806	25,000,000	-	-	-	-	13,806	-	-	2,665,573	18,778,738	25,000,000
Torex Gold Resources, Inc.	1,678,100	20,058,180	415,300	4,295,181	-	-	2,093,400	-	-	7,385,513	26,964,540	24,353,361
Trifecta Gold Ltd.	2,325,199	-	-	-	-	-	2,325,199	-	-	(39,920)	70,471	-
		$ 377,607,103		$ 17,297,435		$ (3,328,554)		$ -	$ (366,348)	$ 56,561,580	$ 259,328,661	$ 391,575,984

* All affiliates listed are neither majority-owned subsidiaries or other controlled companies.
(a) Tocqueville Bullion Reserve (“TBR”) is a Delaware Limited Partnership created for the purpose of owning physical gold. The General Partner of TBR is TERA Management LLC (“Tera”), a Delaware Limited Liability Company, which is equally owned and managed by Tocqueville Partners II LLC (“TP2”), a Delaware Limited Liability Company, and Eidesis Real Assets LLC (“Eidesis”), a Delaware Limited Liability Company. The Managing Member of TP2 is Robert Kleinschmidt, President of the Trust, who has a 51% participating percentage in TP2 and the sole Non-Managing Member is John Hathaway, co-portfolio manager of the Tocqueville Gold Fund, who has a 49% participating percentage.

The Tocqueville Phoenix Fund
Schedule of Investments as of July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks - 88.5%
Auto Components - 3.2%
Garrett Motion, Inc. (a)	150,000	$2,125,500
Visteon Corp. (a)	57,000	3,755,160
		5,880,660
Building Products - 3.1%
Apogee Enterprises, Inc.	140,000	5,678,400
Chemicals - 13.7%
Eastman Chemical Co.	100,000	7,535,000
GCP Applied Technologies, Inc. (a)	105,000	2,313,150
HB Fuller Co.	107,500	5,139,575
Orion Engineered Carbons SA (b)	96,000	1,870,080
PolyOne Corp.	120,000	3,932,400
WR Grace & Co.	65,000	4,407,650
		25,197,855
Commercial Services & Supplies - 1.3%
Team, Inc. (a)	150,000	2,484,000
Communications Equipment - 2.8%
Lumentum Holdings, Inc. (a)	91,000	5,153,330
Construction Materials - 2.0%
U.S. Concrete, Inc. (a)	76,500	3,602,385
Distributors - 0.5%
LKQ Corp. (a)	35,000	942,550
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.	90,000	1,088,100
Electrical Equipment - 3.5%
Acuity Brands, Inc.	48,000	6,442,560
Electronic Equipment, Instruments & Components - 17.4%
Avnet, Inc.	80,000	3,633,600
Fabrinet (a)(b)	80,000	4,294,400
Flex Ltd. (a)(b)	775,000	8,641,250
Plexus Corp. (a)	95,000	5,672,450
TTM Technologies, Inc. (a)	925,000	9,675,500
		31,917,200
Energy Equipment & Services - 1.5%
McDermott International, Inc. (a)(b)	287,500	1,845,750
Solaris Oilfield Infrastructure, Inc. - Class A	60,000	858,600
		2,704,350
Food Products - 0.6%
Landec Corp. (a)	93,200	1,041,044
Health Care Providers & Services - 1.2%
Cross Country Healthcare, Inc. (a)	225,000	2,135,250
Household Durables - 3.5%
Mohawk Industries, Inc. (a)	23,800	2,967,622
Newell Brands, Inc.	250,000	3,547,500
		6,515,122

Insurance - 1.6%
Loews Corp.	55,000	2,944,700
Interactive Media & Services - 2.0%
Cars.com, Inc. (a)	190,000	3,610,000
Machinery - 10.7%
Crane Co.	72,500	6,068,250
Harsco Corp. (a)	330,000	7,741,800
REV Group, Inc.	245,000	3,569,650
Stanley Black & Decker, Inc.	15,300	2,258,127
		19,637,827
Media - 2.9%
TEGNA, Inc.	350,000	5,316,500
Metals & Mining - 2.3%
Commercial Metals Co.	245,000	4,289,950
Paper & Forest Products - 1.2%
Louisiana-Pacific Corp.	82,000	2,143,480
Professional Services - 2.0%
TrueBlue, Inc. (a)	190,000	3,756,300
Semiconductors & Semiconductor Equipment - 1.3%
ams AG (a)(b)	45,500	2,400,925
Specialty Retail - 0.4%
Tile Shop Holdings, Inc.	300,000	777,000
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	125,000	1,796,250
Textiles, Apparel & Luxury Goods - 2.7%
PVH Corp.	55,100	4,899,492
Trading Companies & Distributors - 5.5%
Rush Enterprises, Inc. - Class A	124,400	4,684,904
WESCO International, Inc. (a)	105,000	5,327,700
		10,012,604
Total Common Stocks (Cost $137,826,272)		162,367,834

Short-Term Investments - 5.1%
Money Market Fund - 5.1%
STIT - Treasury Portfolio - Institutional Class, 2.146% (c)	9,300,000	9,300,000
Total Short-Term Investments (Cost $9,300,000)		9,300,000

Total Investments (Cost $137,826,272) - 93.6%		171,667,834
Other Assets in Excess of Liabilities - 6.4%		11,734,951
Total Net Assets - 100.0%		$183,402,785

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Austria 1.3%; Cayman Islands 2.3%; Luxembourg 1.0%; Panama 1.0%; Singapore 4.7%.
(c) Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees.  These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of July 31, 2019, involving the Funds’ assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description

The Tocqueville Phoenix Fund*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$162,367,834	$-	$-	$162,367,834

Money Market Fund	9,300,000	-	-	9,300,000

Total Assets	$171,667,834	$-	$-	$171,667,834

*    For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.

      The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.

The Tocqueville Select Fund
Schedule of Investments as of July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks - 95.4%
Chemicals - 8.7%
Eastman Chemical Co.	21,500	$1,620,025
WR Grace & Co.	24,200	1,641,002
		3,261,027
Commercial Services & Supplies - 3.4%
Team, Inc. (a)	76,100	1,260,216
Electrical Equipment - 3.8%
Acuity Brands, Inc.	10,700	1,436,154
Electronic Equipment, Instruments & Components - 12.9%
Fabrinet (a)(b)	29,600	1,588,928
Flex Ltd. (a)(b)	161,500	1,800,725
TTM Technologies, Inc. (a)	138,100	1,444,526
		4,834,179
Energy Equipment & Services - 4.1%
Solaris Oilfield Infrastructure, Inc. - Class A	107,000	1,531,170
Health Care Providers & Services - 4.1%
Cross Country Healthcare, Inc. (a)	160,000	1,518,400
Household Durables - 6.5%
Mohawk Industries, Inc. (a)	11,000	1,371,590
Newell Brands, Inc.	73,100	1,037,289
		2,408,879
Interactive Media & Services - 3.3%
Cars.com, Inc. (a)	65,733	1,248,927
IT Services - 8.5%
EPAM Systems, Inc. (a)	16,300	3,158,777
Machinery - 11.1%
Harsco Corp. (a)	84,200	1,975,332
Stanley Black & Decker, Inc.	14,650	2,162,194
		4,137,526
Media - 5.5%
TEGNA, Inc.	136,000	2,065,840
Professional Services - 5.7%
ICF International, Inc.	24,800	2,112,712
Software - 6.8%
j2 Global, Inc.	28,400	2,530,156
Specialty Retail - 1.5%
Tile Shop Holdings, Inc.	218,000	564,620
Textiles, Apparel & Luxury Goods - 4.0%
PVH Corp.	17,000	1,511,640
Trading Companies & Distributors - 5.5%
WESCO International, Inc. (a)	40,300	2,044,822
Total Common Stocks (Cost $28,608,617)		35,625,045

Short-Term Investment - 4.4%
Money Market Fund - 4.4%
STIT-Treasury Portfolio - Institutional Class, 2.146% (c)	1,658,044	1,658,044
Total Short-Term Investment (Cost $1,658,044)		1,658,044

Total Investments (Cost $30,266,661) - 99.8%		37,283,089
Other Assets in Excess of Liabilities - 0.2%		81,577
Total Net Assets - 100.0%		$37,364,666

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Cayman Islands 4.3%; Singapore 4.8%.
(c) Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees.  These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of July 31, 2019, involving the Funds’ assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description

The Tocqueville Select Fund*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$35,625,045	$-	$-	$35,625,045

Money Market Fund	1,658,044	-	-	1,658,044

Total Assets	$37,283,089	$-	$-	$37,283,089

      The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.